Inventories, Net - Schedule of Inventories Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of inventories, net [Abstract]
Raw materials and supplies	$ 45,146	$ 48,291
Products in process	2,377	6,085
Finished products and merchandise	38,271	45,561
Inventory in transit	3,694	10,116
Subtotal	89,488	110,053
Less: Provision	(12,946)	(8,228)
Total	$ 76,542	$ 101,825